Share-based payments - Summary of Movements in Executive Share Plan Awards (Detail) shares in Millions	12 Months Ended
Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2019 (shares)	93
Awards granted (shares)	47
Awards vested (shares)	(8)
Awards lapsed (shares)	(26)
Dividend shares reinvested (shares)	10
At 31 March 2020 (shares)	116
ISP
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2019 (shares)	74
Awards granted (shares)	34
Awards vested (shares)	0
Awards lapsed (shares)	(25)
Dividend shares reinvested (shares)	8
At 31 March 2020 (shares)	91
DBP
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2019 (shares)	8
Awards granted (shares)	5
Awards vested (shares)	(2)
Awards lapsed (shares)	0
Dividend shares reinvested (shares)	1
At 31 March 2020 (shares)	12
RSP
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 31 March 2019 (shares)	11
Awards granted (shares)	8
Awards vested (shares)	(6)
Awards lapsed (shares)	(1)
Dividend shares reinvested (shares)	1
At 31 March 2020 (shares)	13